Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Disaggregation of Our Revenue	The following table identifies the disaggregation of our revenue for the years ended September 30, 2024, 2023 and 2022, respectively:
	2024	2023	2022
Sales of in-park recreation	$19,263,768	$30,115,995	$39,377,906
Rental income	3,069,483	1,514,697	1,089,435
Park service fees	-	156,110	1,320,855
Total revenue	$22,333,251	$31,786,802	$41,788,196
Time of Revenue Recognition:
Sales of in-park recreation at a point in time	$19,263,768	$30,115,995	$39,377,906
Rental income over time	3,069,483	1,514,697	1,089,435
Park service fees at a point in time	-	156,110	1,320,855
Total revenue	$22,333,251	$31,786,802	$41,788,196

Schedule of Depreciation Related to Property Plant and Equipment	We estimated that the residual value of the Company’s property and equipment ranges from 3% to 5%. Property and equipment are depreciated over their estimated useful lives as follows:
Machinery	10 years
Electronic equipment	3 years
Office equipment	3 – 5 years
Park facilities	20 years
Vehicles	4 years
Other	10 years